Pension and Other Postretirement Benefits (Tables)	12 Months Ended
Dec. 31, 2017
Pension and Other Postretirement Benefits Cost (Reversal of Cost) [Abstract]
Schedule of Defined Benefit Plans Disclosures [Table Text Block]

	Postretirement Benefit Plans
	Pension Benefits		Other Benefits
In thousands	2017	2016	2017	2016
Reconciliation of change in benefit obligation:
Obligation at January 1	$457,839	$445,628	$29,395	$31,049
Service cost	7,090	7,083	341	391
Interest cost	18,111	18,399	1,141	1,175
Net actuarial (gain) loss	34,829	7,688	(213)	(1,488)
Benefits paid(1)	(31,580)	(20,959)	(1,737)	(1,732)
Obligation at December 31	$486,289	$457,839	$28,927	$29,395

Reconciliation of change in plan assets:
Fair value of plan assets at January 1	$257,714	$249,338	$—	$—
Actual return on plan assets	40,308	12,593	—	—
Employer contributions	21,483	16,742	1,737	1,732
Benefits paid(1)	(31,580)	(20,959)	(1,737)	(1,732)
Fair value of plan assets at December 31	$287,925	$257,714	$—	$—
Funded status at December 31	$(198,364)	$(200,125)	$(28,927)	$(29,395)

Schedule Of Amounts Recognized In Regulatory Assets Or Other Comprehensive Income Loss [Table Text Block]

	Regulatory Assets						Other Comprehensive Loss (Income)
	Pension Benefits			Other Postretirement Benefits			Pension Benefits
In thousands	2017	2016	2015	2017	2016	2015	2017	2016	2015
Net actuarial loss (gain)	$12,177	$14,005	$419	$(214)	$(1,488)	$2,724	$2,777	$(1,196)	$(2,549)
Settlement Loss	—	—	—	—	—	—	—	193	—
Amortization of:
Prior service cost	(127)	(230)	(230)	468	468	(197)	—	—	—
Actuarial loss	(14,802)	(13,238)	(16,372)	(696)	(705)	(554)	(946)	1,386	(2,236)
Total	$(2,752)	$537	$(16,183)	$(442)	$(1,725)	$1,973	$1,831	$383	$(4,785)

Schedule Of Defined Benefit Plan Amounts In AOCL And Regulatory Assets [Table Text Block]

	Regulatory Assets				AOCL
	Pension Benefits		Other Postretirement Benefits		Pension Benefits
In thousands	2017	2016	2017	2016	2017	2016
Prior service cost (credit)	$49	$176	$(2,206)	$(2,675)	$—	$1
Net actuarial loss	175,035	177,660	6,964	7,874	13,266	11,434
Total	$175,084	$177,836	$4,758	$5,199	$13,266	$11,435

Schedule of Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]

	Year Ended December 31,
In thousands	2017	2016
Beginning balance	$(6,951)	$(7,162)
Amounts reclassified to AOCL	(2,794)	(1,196)
Amounts reclassified from AOCL:
Amortization of actuarial losses	946	1,386
Loss from plan settlement	—	193
Total reclassifications before tax	(1,848)	383
Tax expense (benefit)	361	(172)
Total reclassifications for the period	(1,487)	211
Ending balance	$(8,438)	$(6,951)

Schedule of Allocation of Plan Assets [Table Text Block]

Asset Category	Target Allocation
U.S. large cap equity	29.3%
U.S. small/mid cap equity	6.9
Non-U.S. equity	28.0
Emerging markets equity	11.8
Long government/credit	17.5
High yield bonds	2.0
Emerging market debt	3.5
Real estate funds	1.0

Schedule of Net Benefit Costs [Table Text Block]

	Pension Benefits			Other Postretirement Benefits
In thousands	2017	2016	2015	2017	2016	2015
Service cost	$7,090	$7,083	$8,267	$341	$391	$527
Interest cost	18,111	18,399	18,360	1,141	1,175	1,179
Expected return on plan assets	(20,433)	(20,054)	(20,676)	—	—	—
Amortization of prior service costs	127	231	231	(468)	(468)	197
Amortization of net actuarial loss	15,748	14,624	18,609	696	705	554
Settlement expense	—	193	—	—	—	—
Net periodic benefit cost	20,643	20,476	24,791	1,710	1,803	2,457
Amount allocated to construction	(6,597)	(5,746)	(6,834)	(587)	(600)	(808)
Amount deferred to regulatory balancing account(1)	(6,542)	(6,252)	(8,241)	—	—	—
Net amount charged to expense	$7,504	$8,478	$9,716	$1,123	$1,203	$1,649

Sensitivity Analysis Of Retirement Benefit Costs and Benefit Obligations [Table Text Block]

	Pension Benefits			Other Postretirement Benefits
	2017	2016	2015	2017	2016	2015
Assumptions for net periodic benefit cost:
Weighted-average discount rate	3.99%	4.17%	3.82%	3.85%	4.00%	3.74%
Rate of increase in compensation	3.25-4.5%	3.25-4.5%	3.25-5.0%	n/a	n/a	n/a
Expected long-term rate of return	7.50%	7.50%	7.50%	n/a	n/a	n/a
Assumptions for year-end funded status:
Weighted-average discount rate	3.52%	4.00%	4.21%	3.44%	3.85%	4.00%
Rate of increase in compensation	3.25-4.5%	3.25-4.5%	3.25-4.5%	n/a	n/a	n/a
Expected long-term rate of return	7.50%	7.50%	7.50%	n/a	n/a	n/a

Schedule of Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates [Table Text Block]

In thousands	1% Increase	1% Decrease
Effect on net periodic postretirement health care benefit cost	$44	$(39)
Effect on the accumulated postretirement benefit obligation	478	(428)

Defined Benefit Plan Estimated Future Employer Contributions Benefit Payments and Estimated Future Payments [Table Text Block]

In thousands	Pension Benefits	Other Benefits
Employer Contributions:
2016	$16,742	$1,732
2017	21,483	1,737
2018 (estimated)	17,710	1,835
Benefit Payments:
2015	35,923	2,018
2016	20,959	1,732
2017	31,580	1,737
Estimated Future Benefit Payments:
2018	22,679	1,835
2019	23,546	1,871
2020	24,542	1,861
2021	25,471	1,904
2022	26,095	1,886
2023-2027	145,065	9,261

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]

In thousands	December 31, 2017
Investments	Level 1	Level 2	Level 3	Non-Published NAV(1)	Total
U.S. large cap equity	$—	$—	$—	$102,851	$102,851
U.S. small/mid cap equity	—	—	—	16,423	16,423
Non-U.S. equity	21,211	—	—	56,075	77,286
Emerging markets equity	—	—	—	28,743	28,743
Fixed income	—	—	—	2,781	2,781
Long government/credit	—	—	—	33,081	33,081
High yield bonds	—	—	—	2,777	2,777
Emerging market debt	—	—	—	12,605	12,605
Real estate	—	—	—	5,544	5,544
Absolute return strategy	—	—	—	189	189
Cash and cash equivalents	82	—	—	5,533	5,615
Total investments	$21,293	$—	$—	$266,602	$287,895

	December 31, 2016
Investments	Level 1	Level 2	Level 3	Non-Published NAV(1)	Total
U.S. large cap equity	$49,841	$—	$—	$5,655	$55,496
U.S. small/mid cap equity	18,629	—	—	10,232	28,861
Non-U.S. equity	22,404	—	—	25,346	47,750
Emerging markets equity	—	—	—	13,457	13,457
Fixed income	—	—	—	6,719	6,719
Long government/credit	—	34,955	—	17,960	52,915
High yield bonds	—	—	—	14,072	14,072
Emerging market debt	—	—	—	8,504	8,504
Real estate	17,857	—	—	882	18,739
Absolute return strategy	—	—	—	3,111	3,111
Cash and cash equivalents	$9	$—	$—	$2,482	$2,491
Total investments	$108,740	$34,955	$—	$108,420	$252,115

				December 31,
				2017	2016
Receivables:
Accrued interest and dividend income				$30	$451
Due from broker for securities sold				—	5,170
Total receivables				$30	$5,621
Liabilities:
Due to broker for securities purchased				$—	$22
Total investment in retirement trust				$287,925	$257,714

(1)
The fair value for these investments is determined using Net Asset Value per share (NAV) as of December 31, as a practical expedient, and therefore they are not classified within the fair value hierarchy. These investments primarily consist of institutional investment products, for which the NAV is generally not publicly available.